EQUITY (Details Narrative) - Spetner Associates Inc [Member] - USD ($)		12 Months Ended
	Sep. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized		30,000	30,000
Common stock, par value		$ 1.00	$ 1.00
Common stock, shares, issued		100	100
Common stock, shares, outstanding		100	100
Contributions from shareholder		$ 433,459	$ 60,000
Stock Transfer Agreement and Stockholders Agreement [Member] | Agudath Israel of America [Member]
Subsidiary or Equity Method Investee [Line Items]
Transfer of common stock shares	15